UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2012

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (97.31%)
CONSUMER DISCRETIONARY (13.62%)
Auto Components (0.71%)
BorgWarner, Inc.(a)	12,200	$1,028,948

Automobiles (0.37%)
Thor Industries, Inc.	16,748	528,567

Distributors (1.22%)
LKQ Corp.(a)	56,577	1,763,505

Hotels, Restaurants & Leisure (1.66%)
Arcos Dorados Holdings, Inc., Class A	45,300	819,477
BJ’s Restaurants, Inc.(a)	15,429	776,850
Ctrip.com International Ltd.(a)(b)	36,466	789,125

		2,385,452

Household Durables (0.58%)
Harman International Industries, Inc.	17,967	841,035

Internet & Catalog Retail (3.06%)
Amazon.com, Inc.(a)	6,465	1,309,227
priceline.com, Inc.(a)	2,575	1,847,562
Shutterfly, Inc.(a)	17,023	533,331
TripAdvisor, Inc.(a)	20,200	720,534

		4,410,654

Specialty Retail (3.94%)
CarMax, Inc.(a)	31,300	1,084,545
Dick’s Sporting Goods, Inc.	19,900	956,792
Francesca’s Holdings Corp.(a)	19,154	605,458
Monro Muffler Brake, Inc.	19,116	793,123
Rue21, Inc.(a)	55,375	1,624,702
Teavana Holdings, Inc.(a)	30,554	602,525

		5,667,145

Textiles, Apparel & Luxury Goods (2.08%)
Fossil, Inc.(a)	8,200	1,082,236
Gildan Activewear, Inc.	30,400	837,520
Michael Kors Holdings Ltd.(a)	2,000	93,180
Under Armour, Inc., Class A(a)	10,416	979,104

		2,992,040

CONSUMER STAPLES (2.68%)
Food & Staples Retailing (1.12%)
Costco Wholesale Corp.	11,750	1,066,900
The Fresh Market, Inc.(a)	7,577	363,317
Pricesmart, Inc.	2,404	175,036

		1,605,253

Food Products (1.56%)
Green Mountain Coffee Roasters, Inc.(a)	15,400	721,336
Mead Johnson Nutrition Co.	18,500	1,525,880

		2,247,216

ENERGY (9.05%)
Energy Equipment & Services (7.83%)
Core Laboratories N.V.	19,371	2,548,642
Dril-Quip, Inc.(a)	9,805	637,521
FMC Technologies, Inc.(a)	49,300	2,485,706
Lufkin Industries, Inc.	15,932	1,284,916
Oceaneering International, Inc.	50,650	2,729,529

Schlumberger Ltd.	22,645	1,583,565

		11,269,879

Oil, Gas & Consumable Fuels (1.22%)
Occidental Petroleum Corp.	18,500	1,761,755

FINANCIALS (9.61%)
Capital Markets (3.63%)
Affiliated Managers Group, Inc.(a)	13,697	1,531,462
The Charles Schwab Corp.	62,900	903,873
Financial Engines, Inc.(a)	13,624	304,633
FXCM, Inc., Class A	40,647	528,004
T. Rowe Price Group, Inc.	16,300	1,064,390
Virtus Investment Partners, Inc.(a)	10,412	893,141

		5,225,503

Commercial Banks (1.25%)
Signature Bank(a)	28,484	1,795,631

Consumer Finance (0.57%)
Green Dot Corp., Class A(a)	31,000	822,120

Diversified Financial Services (1.04%)
MSCI, Inc., Class A(a)	20,886	768,814
Portfolio Recovery Associates, Inc.(a)	10,189	730,755

		1,499,569

Insurance (2.47%)
ACE Ltd.	36,900	2,701,080
Greenlight Capital Re Ltd., Class A(a)	34,606	852,346

		3,553,426

Real Estate Management & Development (0.65%)
FirstService Corp.(a)	30,824	944,447

HEALTH CARE (11.93%)
Biotechnology (2.58%)
BioMarin Pharmaceutical, Inc.(a)	52,075	$1,783,569
Dendreon Corp.(a)	39,000	415,545
Human Genome Sciences, Inc.(a)	100,008	824,066
Ironwood Pharmaceuticals, Inc.(a)	18,800	250,228
Vertex Pharmaceuticals, Inc.(a)	10,900	447,009

		3,720,417

Health Care Equipment & Supplies (3.55%)
Accuray, Inc.(a)	53,346	376,623
Intuitive Surgical, Inc.(a)	4,550	2,464,962
Masimo Corp.(a)	27,733	648,398
Neogen Corp.(a)	5,308	207,384
Varian Medical Systems, Inc.(a)	12,900	889,584
Volcano Corp.(a)	18,561	526,204

		5,113,155

Health Care Providers & Services (0.80%)
PSS World Medical, Inc.(a)	28,031	710,306
VCA Antech, Inc.(a)	19,274	447,349

		1,157,655

Health Care Technology (2.10%)
athenahealth, Inc.(a)	15,283	1,132,776
Cerner Corp.(a)	24,800	1,888,768

		3,021,544

Life Sciences Tools & Services (0.97%)
Life Technologies Corp.(a)	28,650	1,398,693

Pharmaceuticals (1.93%)
Allergan, Inc.	18,250	1,741,597
Mylan, Inc.(a)	44,100	1,034,145

		2,775,742

INDUSTRIALS (14.51%)
Aerospace & Defense (2.59%)
Aerovironment, Inc.(a)	14,317	383,839
HEICO Corp.	16,039	827,452
Precision Castparts Corp.	8,700	1,504,230
TransDigm Group, Inc.(a)	8,807	1,019,498

		3,735,019

Air Freight & Logistics (3.05%)
C.H. Robinson Worldwide, Inc.	35,750	2,341,268
Expeditors International of Washington, Inc.	44,200	2,055,742

		4,397,010

Commercial Services & Supplies (1.06%)
American Reprographics Co.(a)	60,205	$324,505
InnerWorkings, Inc.(a)	28,567	332,806
Waste Connections, Inc.	26,678	867,835

		1,525,146

Electrical Equipment (1.48%)
II-VI, Inc.(a)	28,520	674,498
Rockwell Automation, Inc.	18,200	1,450,540

		2,125,038

Machinery (1.10%)
Graco, Inc.	16,677	884,882
Middleby Corp.(a)	6,846	692,678

		1,577,560

Professional Services (3.69%)
Huron Consulting Group, Inc.(a)	18,127	680,850
IHS, Inc., Class A(a)	25,886	2,424,224
Resources Connection, Inc.	30,679	431,040
Robert Half International, Inc.	36,700	1,112,010
Stantec, Inc.	20,904	665,583

		5,313,707

Road & Rail (0.73%)
Landstar System, Inc.	18,149	1,047,560

Trading Companies & Distributors (0.81%)
Fastenal Co.	21,614	1,169,317

INFORMATION TECHNOLOGY (30.25%)
Communications Equipment (4.31%)
Aruba Networks, Inc.(a)	34,500	768,660
F5 Networks, Inc.(a)	7,200	971,712
InterDigital, Inc.	13,640	475,491
Polycom, Inc.(a)	51,139	975,221
QUALCOMM, Inc.	44,265	3,010,905

		6,201,989

Computers & Peripherals (3.73%)
Apple, Inc.(a)	7,160	4,292,205
Fusion-io, Inc.(a)	38,120	1,082,989

		5,375,194

Electronic Equipment & Instruments (1.92%)
FARO Technologies, Inc.(a)	21,052	1,227,963
FLIR Systems, Inc.	8,956	226,676
IPG Photonics Corp.(a)	7,782	405,053
M/A-COM Technology Solutions Holdings, Inc.(a)	1,100	22,814
National Instruments Corp.	23,640	674,213
Universal Display Corp.(a)	5,800	211,874

		2,768,593

Internet Software & Services (5.68%)
Baidu, Inc.(a)(b)	14,225	2,073,578
ExactTarget, Inc.(a)	300	7,800
Google, Inc., Class A(a)	3,060	1,962,194
LinkedIn Corp., Class A(a)	6,100	622,139
Liquidity Services, Inc.(a)	32,397	1,451,386
NIC, Inc.	18,842	228,554
SINA Corp.(a)	6,800	442,000
VistaPrint Ltd.(a)	18,433	712,436
Youku, Inc.(a)(b)	31,264	687,495

		8,187,582

IT Services (3.60%)
Cognizant Technology Solutions Corp., Class A(a)	19,150	1,473,593
FleetCor Technologies, Inc.(a)	9,990	387,312
ServiceSource International, Inc.(a)	35,475	549,153
VeriFone Systems, Inc.(a)	27,474	1,425,076
Visa, Inc., Class A	11,415	1,346,970

		5,182,104

Semiconductors & Semiconductor Equipment (2.83%)
ARM Holdings PLC(b)	74,117	2,096,770
Avago Technologies Ltd.	13,400	522,198
Cavium, Inc.(a)	28,788	890,701
Hittite Microwave Corp.(a)	10,318	560,370

		4,070,039

Software (8.18%)
ANSYS, Inc.(a)	17,081	1,110,607
Concur Technologies, Inc.(a)	16,500	946,770
QLIK Technologies, Inc.(a)	35,977	1,151,264
RealPage, Inc.(a)	29,823	571,707
Salesforce.com, Inc.(a)	22,000	3,399,220
Solera Holdings, Inc.	26,077	1,196,673
Ultimate Software Group, Inc.(a)	13,246	970,667
VMware, Inc., Class A(a)	21,700	2,438,429

		11,785,337

MATERIALS (3.51%)
Chemicals (1.70%)
CF Industries Holdings, Inc.	4,600	840,190
Praxair, Inc.	13,975	1,602,094

		2,442,284

Metals & Mining (1.81%)
Allegheny Technologies, Inc.	22,200	$913,974
Cliffs Natural Resources, Inc.	11,100	768,786
Silver Wheaton Corp.	27,950	927,940

		2,610,700

TELECOMMUNICATION SERVICES (1.61%)
Wireless Telecommunication Services (1.61%)
American Tower Corp., Class A	36,900	2,325,438

UTILITIES (0.54%)
Electric Utilities (0.54%)
ITC Holdings Corp.	10,016	770,631

TOTAL COMMON STOCKS
(COST OF $106,859,573)		140,139,599

	PAR VALUE
SHORT TERM INVESTMENT (2.75%)
REPURCHASE AGREEMENT (2.75%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/12, due 04/02/12 at 0.01%, collateralized by Fannie Mae 3.07% 01/01/42, market value of $4,038,933 (Repurchase proceeds of $3,957,003) (COST OF $3,957,000)	$3,957,000	3,957,000

TOTAL INVESTMENTS (100.06%)
(COST OF $110,816,573)(c)		144,096,599
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)		(83,451)

NET ASSETS (100.00%)		$144,013,148

NET ASSET VALUE PER SHARE
(30,080,350 SHARES OUTSTANDING)		$4.79

(a) Non-income producing security.

(b) American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $111,038,585.

Gross unrealized appreciation and depreciation at March 31, 2012 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$39,497,565
Gross unrealized depreciation	(6,439,551)
Net unrealized appreciation	$33,058,014

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Directors.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of com parable U.S. issuers. For the period ended March 31, 2012, the Fund only held American Depository Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

            Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$140,139,599	$–	$–	$140,139,599
Short Term Investment	–	3,957,000	–	3,957,000
Total	$140,139,599	$3,957,000	$–	$144,096,599

*See Schedule of Investments for industry classifications

For the period ended March 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 29, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 29, 2012